Investment Objectives and Goals	Oct. 23, 2025
Venerable US Small Cap Fund | Venerable US Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable US Small Cap Fund
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Emerging Markets Equity Fund
Venerable World Equity Fund | Venerable World Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable World Equity Fund
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Mid Cap Index Fund
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Small Cap Index Fund
Venerable International Index Fund | Venerable International Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable International Index Fund
Venerable Bond Index Fund | Venerable Bond Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Bond Index Fund